UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2023

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 48.1%

	Shares	Value
Australia — 0.0%
IDP Education	8,222	$154,465

Austria — 0.2%
Verbund	6,547	583,082

Brazil — 0.4%
Itau Unibanco Holding ADR *	38,032	195,865
Localiza Rent a Car *	21,693	252,080
MercadoLibre *	297	379,415
Raia Drogasil	52,200	275,034

		1,102,394

Canada — 0.4%
Algonquin Power & Utilities	33,590	285,609
Kinaxis *	787	108,078
Northland Power	12,452	305,682
Shopify, Cl A *	11,218	543,512

		1,242,881

China — 0.2%
Alibaba Group Holding ADR *	3,768	319,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — continued
Alibaba Group Holding *	100	$1,057
Baidu ADR *	2,323	280,177

		600,346

Denmark — 1.1%
Orsted	6,034	541,552
Vestas Wind Systems *	99,416	2,750,900

		3,292,452

Finland — 0.2%
Fortum	35,154	525,062

France — 0.6%
Dassault Systemes	2,428	98,566
Engie	38,350	613,767
Legrand	4,360	412,693
LVMH Moet Hennessy Louis Vuitton	527	506,913
Schneider Electric	721	125,737

		1,757,676

Germany — 1.9%
E.ON	60,033	794,104
Infineon Technologies	15,825	576,297
RWE	13,407	628,606
SAP	10,403	1,407,700
Siemens	881	145,218
Siemens Energy *	86,291	2,117,943

		5,669,868

Greece — 0.1%
JUMBO *	8,626	198,739

Hong Kong — 0.4%
Geely Automobile Holdings	166,000	206,080
Samsonite International *	30,000	95,065
Tencent Holdings	9,800	435,278
Wuxi Biologics Cayman *	57,391	342,213

		1,078,636

Hungary — 0.1%
OTP Bank Nyrt	4,441	135,330
Richter Gedeon Nyrt	6,204	149,842

		285,172

India — 4.2%
AIA Engineering	7,000	233,122

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — continued
Angel One	12,336	$186,659
Asian Paints	3,850	137,015
Axis Bank	27,000	285,010
Bajaj Auto	6,500	352,794
Bajaj Finance	7,950	613,209
Balkrishna Industries	2,050	52,356
Bank of Baroda	388,700	896,529
Canara Bank	81,500	318,020
Central Depository Services India	6,700	82,702
Cyient	18,000	260,303
Dabur India	23,500	153,382
Divi’s Laboratories	4,067	162,931
eClerx Services	23,000	382,263
Eicher Motors	1,850	74,915
Electronics Mart India *	54,000	50,789
Emami	24,100	110,648
Greenpanel Industries	13,600	49,760
HDFC Bank	72,171	1,492,151
Hero MotoCorp	6,500	203,833
Hindustan Unilever	20,091	604,733
Housing Development Finance	18,500	630,329
ICICI Bank	16,927	190,955
Indian Bank	77,400	306,282
Info Edge India	1,962	91,035
Infosys	14,300	220,637
InterGlobe Aviation *	9,900	245,299
Kajaria Ceramics	7,600	101,912
KSB	6,500	179,380
Landmark Cars *	3,600	25,594
Marico	12,900	78,454
NTPC	67,400	142,158
Polycab India	1,900	74,685
Reliance Industries	17,413	517,117
Route Mobile	12,700	198,138
Shree Cement	3,493	1,041,485
State Bank of India	84,900	602,912
Sun Pharmaceutical Industries	32,350	391,310
Tata Consultancy Services	16,569	655,083
Titan	5,500	178,196

		12,574,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Indonesia — 0.1%
Bank Central Asia	621,100	$384,369

Ireland — 0.1%
Kerry Group, Cl A	2,723	286,800

Italy — 1.3%
Enel	109,156	745,769
ERG	16,211	489,545
Prysmian	33,657	1,377,438
STMicroelectronics	12,880	550,571
Terna - Rete Elettrica Nazionale	76,317	660,583

		3,823,906

Japan — 5.4%
Advantest	3,000	233,796
Ajinomoto	14,000	503,501
Asahi Group Holdings	8,200	316,800
Asics	15,500	433,246
Concordia Financial Group	41,200	156,328
Dai-ichi Life Holdings	13,400	249,250
Daiichi Sankyo	7,800	267,654
FANUC	6,000	202,627
Fuji Electric	11,000	444,021
Fuji Oil Holdings	8,400	129,774
FUJIFILM Holdings	5,100	265,812
Fujikura	43,900	299,315
Fujitsu	600	79,966
Hitachi	16,235	898,033
Insource	900	8,258
ITOCHU	18,000	597,147
JCR Pharmaceuticals	8,700	94,099
JMDC	3,000	107,546
Keyence	3,924	1,769,553
M&A Capital Partners *	7,300	206,225
Menicon	6,000	127,436
MINEBEA MITSUMI	8,700	161,112
Mitsubishi Electric	41,500	514,554
Mitsubishi Gas Chemical	7,100	103,365
Mitsubishi UFJ Financial Group	60,400	378,076
Mitsui Fudosan	16,800	333,682
Morinaga Milk Industry	1,100	41,372
NEC	12,100	465,309
Nidec	600	29,689

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Nippon Telegraph & Telephone	33,900	$1,034,424
Nitori Holdings *	1,100	140,070
Nittoku	3,200	61,593
NTT Data	28,300	384,403
Pan Pacific International Holdings	14,200	265,354
Raito Kogyo	11,000	162,248
Renesas Electronics *	40,800	531,724
Rengo	61,100	398,481
Seven & i Holdings	8,900	403,325
Shin-Etsu Chemical	10,500	299,626
SMC	1,000	498,745
Sony Group	5,700	515,700
Sumitomo Mitsui Financial Group	8,100	331,076
Suzuki Motor	7,800	271,974
Takasago Thermal Engineering	8,300	139,368
Tokyu	34,500	487,003
Toyota Motor	56,000	768,882
Yamaha	6,400	252,222

		16,363,764

Mexico — 0.4%
Fomento Economico Mexicano	43,800	426,027
Grupo Financiero Banorte, Cl O	50,400	436,793
Wal-Mart de Mexico	99,800	402,264

		1,265,084

Netherlands — 0.1%
Argenx ADR *	327	126,837
ASM International	515	186,971

		313,808

New Zealand — 0.2%
Meridian Energy	181,550	614,852

Portugal — 0.4%
EDP - Energias de Portugal	118,988	655,626
EDP Renovaveis *	24,404	542,447

		1,198,073

Russia — 0.0%
Yandex, Cl A *,(A)	16,554	–

South Africa — 0.0%
FirstRand	40,823	143,871

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — 1.2%
Doosan Bobcat	11,848	$454,567
Hanwha Solutions *	21,743	782,378
Samsung Electronics	16,095	791,940
SK Hynix	22,507	1,514,350

		3,543,235

Spain — 0.9%
Acciona	2,845	527,149
Amadeus IT Group, Cl A	1,821	127,990
Endesa	31,151	698,804
Iberdrola	51,712	670,092
Red Electrica	31,853	579,132

		2,603,167

Sweden — 0.1%
Atlas Copco, Cl A	12,635	182,754
Hexagon, Cl B	7,101	81,305

		264,059

Switzerland — 0.0%
ABB	2,973	107,247

Taiwan — 0.6%
Chailease Holding	58,152	423,528
Delta Electronics	41,000	401,635
MediaTek	8,880	193,085
Taiwan Semiconductor Manufacturing	58,600	959,610

		1,977,858

United Kingdom — 0.7%
AstraZeneca	2,492	366,732
Coats Group	169,660	167,072
Experian	12,972	459,274
SSE	28,628	660,541
Weir Group	17,241	399,016

		2,052,635

United States — 26.8%

Communication Services — 1.7%
Alphabet, Cl A *	18,117	1,944,679
AT&T	14,267	252,098
Comcast, Cl A	6,200	256,494
Interpublic Group	7,254	259,185
Meta Platforms, Cl A *	6,932	1,665,898
T-Mobile US *	720	103,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Communication Services — continued
Trade Desk, Cl A *	6,667	$428,955
Warner Bros Discovery *	5,419	73,753

		4,984,670

Consumer Discretionary — 1.7%
Amazon.com *	4,554	480,219
Aramark	7,492	259,972
Best Buy	3,391	252,698
Chipotle Mexican Grill, Cl A *	413	853,927
General Motors	5,433	179,506
Hanesbrands *	8,248	43,220
Lowe’s	3,422	711,194
Lululemon Athletica *	645	245,055
NIKE, Cl B	7,805	989,050
TJX	2,582	203,513
Ulta Beauty *	737	406,404
VF	2,390	56,189
Yum China Holdings	8,990	550,008

		5,230,955

Consumer Staples — 1.5%
Altria Group	4,233	201,110
Costco Wholesale	1,652	831,320
Estee Lauder, Cl A	2,188	539,823
Hershey	1,166	318,388
Monster Beverage *	8,514	476,784
Philip Morris International	962	96,171
Target	6,715	1,059,291
Walmart	7,257	1,095,589

		4,618,476

Energy — 0.8%
Baker Hughes, Cl A	3,816	111,580
Chevron	3,265	550,414
Devon Energy	2,170	115,943
EOG Resources	1,405	167,855
Exxon Mobil	6,349	751,341
Schlumberger	13,428	662,672

		2,359,805

Financials — 2.8%
American Express	3,531	569,691
Bank of America	10,951	320,645

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
Discover Financial Services	1,554	$160,792
Fidelity National Information Services	5,701	334,763
Goldman Sachs Group	599	205,721
HDFC Bank ADR	2,297	160,331
Huntington Bancshares	27,434	307,261
ICICI Bank ADR	30,800	700,700
JPMorgan Chase	8,095	1,119,053
LPL Financial Holdings	1,509	315,140
Mastercard, Cl A	2,103	799,203
PayPal Holdings *	4,470	339,720
Regions Financial	12,375	225,967
S&P Global	3,634	1,317,616
State Street	5,775	417,301
Synchrony Financial	4,072	120,165
T Rowe Price Group	2,774	311,603
Visa, Cl A	1,045	243,203
Wells Fargo	8,131	323,207

		8,292,082

Health Care — 2.5%
Abbott Laboratories	3,885	429,176
Alcon	3,880	281,222
Align Technology *	672	218,602
AmerisourceBergen, Cl A	1,523	254,112
Avantor *	11,439	222,832
Charles River Laboratories International *	1,336	254,000
IDEXX Laboratories *	1,307	643,253
Johnson & Johnson	1,187	194,312
McKesson	3,420	1,245,701
Merck	5,342	616,841
Moderna *	1,228	163,189
Pfizer	5,921	230,268
Regeneron Pharmaceuticals *	1,300	1,042,327
Veeva Systems, Cl A *	471	84,347
Vertex Pharmaceuticals *	4,186	1,426,296
Zoetis, Cl A	1,661	291,970

		7,598,448

Industrials — 3.4%
3M	1,313	139,467
Allegion	3,453	381,487

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
Automatic Data Processing	1,039	$228,580
Booz Allen Hamilton Holding, Cl A	2,824	270,313
Broadridge Financial Solutions	2,780	404,240
Caterpillar	970	212,236
Ceridian HCM Holding *	826	52,434
Cintas	283	128,983
Copart *	2,193	173,357
Dover	1,470	214,855
Emerson Electric	756	62,944
Equifax	1,457	303,610
Expeditors International of Washington	1,498	170,532
General Electric	986	97,584
Graco	1,991	157,866
Honeywell International	1,984	396,483
Hubbell, Cl B	207	55,749
Illinois Tool Works	3,524	852,597
Lockheed Martin	394	182,993
Northrop Grumman	471	217,258
Old Dominion Freight Line	346	110,855
Otis Worldwide	4,552	388,286
Paychex	1,359	149,300
Paycom Software *	1,280	371,674
Quanta Services	5,179	878,566
Raytheon Technologies	4,169	416,483
Republic Services, Cl A	2,469	357,067
Robert Half International	2,134	155,782
Rockwell Automation	2,376	673,382
Rollins	4,077	172,253
Sunrun *	24,768	521,119
Trane Technologies	1,805	335,387
Union Pacific	1,725	337,582
United Parcel Service, Cl B	1,180	212,176
Westinghouse Air Brake Technologies	3,301	322,409

		10,105,889

Information Technology — 10.7%
Accenture, Cl A	1,906	534,233
Adobe *	2,682	1,012,616
Advanced Micro Devices *	1,244	111,176
Akamai Technologies *	2,479	203,204
Analog Devices	471	84,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
ANSYS *	1,188	$372,937
Apple	5,183	879,452
Applied Materials	4,379	494,958
Arista Networks *	2,594	415,455
Autodesk *	2,812	547,749
BILL Holdings *	549	42,169
Broadcom	239	149,733
Cadence Design Systems *	3,828	801,775
Check Point Software Technologies *	2,114	269,239
Cisco Systems	19,395	916,414
Cognizant Technology Solutions, Cl A	2,550	152,260
Datadog, Cl A *	3,544	238,795
DocuSign, Cl A *	9,253	457,468
Enphase Energy *	2,103	345,313
First Solar *	3,887	709,688
Fortinet *	13,564	855,210
Gartner *	234	70,776
GoDaddy, Cl A *	740	56,003
Hewlett Packard Enterprise	18,442	264,089
HP	13,489	400,758
HubSpot *	694	292,139
Infosys ADR	34,375	534,188
International Business Machines	5,707	721,422
Intuit	2,649	1,176,024
Juniper Networks	8,022	241,863
Lam Research	755	395,680
Marvell Technology	1,428	56,377
Microchip Technology	828	60,436
Microsoft	13,291	4,083,793
MongoDB, Cl A *	298	71,508
Motorola Solutions	1,399	407,669
NVIDIA	4,801	1,332,229
NXP Semiconductors	2,232	365,468
Okta, Cl A *	7,556	517,813
ON Semiconductor *	845	60,806
Oracle	12,064	1,142,702
Palo Alto Networks *	2,626	479,140
PTC *	1,982	249,316
QUALCOMM	5,920	691,456
Roper Technologies	610	277,416

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Salesforce *	7,598	$1,507,215
ServiceNow *	3,079	1,414,554
Snowflake, Cl A *	3,116	461,417
Splunk *	3,690	318,226
Synopsys *	2,325	863,319
TE Connectivity	4,587	561,311
Teradyne	3,788	346,147
Texas Instruments	2,758	461,138
Trimble *	4,615	217,367
Tyler Technologies *	196	74,290
Unity Software *	6,937	187,091
VMware, Cl A *	6,266	783,438
Workday, Cl A *	2,922	543,901
Zebra Technologies, Cl A *	889	256,059
Zoom Video Communications, Cl A *	4,606	282,947
Zscaler *	4,983	448,968

		32,271,026

Materials — 0.3%
Dow	1,670	90,848
Ecolab	830	139,307
Nucor	3,376	500,256
Westrock	10,551	315,791

		1,046,202

Real Estate — 0.4%
CBRE Group, Cl A *	8,323	638,041
Weyerhaeuser	14,453	432,289

		1,070,330

Utilities — 1.0%
Atlantica Sustainable Infrastructure	12,940	344,463
Avangrid	9,282	373,693
Brookfield Renewable, Cl A	11,628	388,492
Clearway Energy, Cl C	10,437	316,972
IDACORP	3,677	408,588
NextEra Energy	4,711	361,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Utilities — continued
NRG Energy	25,025	$855,104

		3,048,316

		80,626,199

TOTAL COMMON STOCK
(Cost $127,972,404)		144,633,785

CORPORATE OBLIGATIONS — 17.6%

	Face Amount(1)
Communication Services — 0.4%
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.274% (B) (C)	$513,000	489,915
Verizon Communications
5.964%, ICE LIBOR USD 3 Month + 1.100%, 05/15/2025(B)	972,000	978,340

		1,468,255

Consumer Discretionary — 0.7%
GENM Capital Labuan
3.882%, 04/19/2031	200,000	162,241
Golden Eagle Retail Group
4.625%, 05/21/2023	445,000	440,723
Home Depot
3.750%, 02/15/2024	320,000	317,031
LS Finance
2025 4.500%, 06/26/2025	333,000	291,375
MGM China Holdings
5.375%, 05/15/2024	218,000	214,457
Sands China
5.900%, 08/08/2028	247,000	240,153
Studio City Finance
6.000%, 07/15/2025	418,000	384,364
Wynn Macau
5.500%, 01/15/2026	470,000	435,009

		2,485,353

Consumer Staples — 0.9%
General Mills
3.650%, 02/15/2024	2,774,000	2,740,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Energy — 0.5%
Indika Energy Capital IV Pte
8.250%, 10/22/2025		$500,000	$494,621
Medco Oak Tree Pte
7.375%, 05/14/2026		200,000	192,026
Medco Platinum Road Pte
6.750%, 01/30/2025		200,000	194,851
Saka Energi Indonesia
4.450%, 05/05/2024		400,000	388,116

			1,269,614

Financials — 7.1%
American Express
3.400%, 02/22/2024		3,012,000	2,970,726
Asian Development Bank MTN
5.746%, SOFR Index + 1.000%, 08/27/2026(B)		606,000	616,969
0.250%, 07/14/2023		631,000	624,949
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%, 12/15/2167(B) (C)		200,000	192,976
Bangkok Bank MTN
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729% (B) (C)		200,000	186,484
Bank of Montreal MTN
0.400%, 09/15/2023		2,998,000	2,943,043
Bank of New York Mellon MTN
5.098%, U.S. SOFR + 0.260%, 04/26/2024(B)		619,000	616,328
0.350%, 12/07/2023		518,000	502,934
Canadian Imperial Bank of Commerce
0.450%, 06/22/2023		2,498,000	2,480,506
European Investment Bank
1.375%, 05/15/2023		1,193,000	1,191,436
0.625%, 07/25/2025		780,000	725,564
0.250%, 09/15/2023		632,000	620,630
Fidelity National Information Services
4.500%, 07/15/2025		780,000	772,209
Fortune Star BVI
5.950%, 10/19/2025		257,000	186,518
Fortune Star BVI
4.350%, 05/06/2023	EUR	200,000	217,084
Huarong Finance 2019 MTN
4.500%, 05/29/2029		200,000	158,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Financials (continued)
Huarong Finance 2019 MTN
2.125%, 09/30/2023	$400,000	$389,819
Huarong Finance II MTN
5.500%, 01/16/2025	256,000	242,520
Kreditanstalt fuer Wiederaufbau
0.500%, 09/20/2024	1,238,000	1,172,378
Mastercard
2.000%, 03/03/2025	622,000	595,830
Shriram Finance MTN
4.400%, 03/13/2024	200,000	193,830
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226% (B) (C)	400,000	393,000
Toronto-Dominion Bank MTN
0.450%, 09/11/2023	3,157,000	3,095,052

		21,089,532

Health Care — 3.2%
Astrazeneca Finance
0.700%, 05/28/2024	1,006,000	962,516
Bristol-Myers Squibb
3.625%, 05/15/2024	1,552,000	1,528,917
Gilead Sciences
3.700%, 04/01/2024	2,346,000	2,312,984
Novartis Capital
3.000%, 11/20/2025	2,400,000	2,326,155
UnitedHealth Group
3.750%, 07/15/2025	1,248,000	1,230,542
Zoetis
4.500%, 11/13/2025	1,114,000	1,108,310

		9,469,424

Industrials — 0.1%
India Airport Infra
6.250%, 10/25/2025	250,000	238,536

Information Technology — 0.9%
Intel
3.700%, 07/29/2025	1,854,000	1,825,184
Microsoft
2.875%, 02/06/2024	496,000	488,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Information Technology (continued)
Microsoft
2.375%, 05/01/2023	$265,000	$265,000

		2,578,619

Real Estate — 3.2%
Country Garden Holdings
8.000%, 01/27/2024	1,569,000	1,275,533
4.200%, 02/06/2026	300,000	144,597
Elect Global Investments
4.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.887% (B) (C)	200,000	178,600
Hopson Development Holdings
6.800%, 12/28/2023	541,000	505,951
Melco Resorts Finance
4.875%, 06/06/2025	512,000	480,855
New Metro Global
6.800%, 08/05/2023	450,000	423,225
4.800%, 12/15/2024	200,000	148,554
RKPF Overseas
6.700%, 09/30/2024	2,455,000	2,229,431
6.000%, 09/04/2025	200,000	144,515
5.900%, 03/05/2025	950,000	735,659
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080(B)	600,000	540,060
Seazen Group
6.000%, 08/12/2024	200,000	152,600
Shui On Development Holding
5.750%, 11/12/2023	420,000	410,365
Wanda Properties International
7.250%, 01/29/2024	470,000	332,877
Yanlord Land HK
6.800%, 02/27/2024	2,129,000	2,064,470

		9,767,292

Utilities — 0.6%
Diamond II
7.950%, 07/28/2026	200,000	196,720
Greenko Solar Mauritius
5.550%, 01/29/2025	418,000	399,399
Greenko Wind Projects Mauritius
5.500%, 04/06/2025	218,000	206,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Utilities (continued)
India Clean Energy Holdings MTN
4.500%, 04/18/2027	$200,000	$162,386
India Green Energy Holdings
5.375%, 04/29/2024	250,000	243,128
India Green Power Holdings
4.000%, 02/22/2027	250,000	217,517
REC MTN
5.625%, 04/11/2028	227,000	228,004

		1,654,125

TOTAL CORPORATE OBLIGATIONS (Cost $54,343,606)		52,760,891

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Note
2.500%, 05/15/2024	8,861,000	8,656,436
2.125%, 07/31/2024	5,218,000	5,062,887
2.000%, 06/30/2024	18,994,000	18,422,696

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,456,229)		32,142,019

EXCHANGE TRADED FUNDS — 1.0%

	Shares
Invesco DB Base Metals Fund	115,874	2,221,305
Xtrackers Harvest CSI 300 China Fund, Cl A	27,266	795,894

TOTAL EXCHANGE TRADED FUNDS (Cost $3,341,935)		3,017,199

SOVEREIGN DEBT — 0.2%

	Face Amount(1)
Mongolia Government International Bond
8.750%, 03/09/2024	384,000	384,969
5.625%, 05/01/2023	200,000	200,000

TOTAL SOVEREIGN DEBT (Cost $582,924)		584,969

TOTAL INVESTMENTS — 77.6% (Cost $218,697,098)		$233,138,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Percentages are based on Net Assets of $300,380,520.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Offshore Yuan Renminbi

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TOPIX- Tokyo Price Index

USD — U.S. Dollar

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/21/23	EUR	17,630,000	USD	19,498,019	$12,208
Morgan Stanley	06/21/23	JPY	3,153,570,000	USD	23,422,990	87,436
Morgan Stanley	06/21/23	GBP	3,590,000	USD	4,519,779	3,003
Morgan Stanley	06/21/23	CNH	23,670,000	USD	3,431,229	(204)
Morgan Stanley	06/21/23	AUD	5,210,000	USD	3,453,084	(2,292)
Morgan Stanley	06/21/23	CAD	4,450,000	USD	3,282,168	(5,914)
Morgan Stanley	06/21/23	INR	345,710,000	USD	4,216,695	(1,596)
Morgan Stanley	06/21/23	GBP	1,100,000	USD	1,371,922	(12,049)
Morgan Stanley	06/21/23	EUR	1,260,000	USD	1,386,089	(6,544)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/21/23	USD	54,029,919	EUR	50,030,000	$1,266,459
Morgan Stanley	06/21/23	USD	67,360,374	JPY	9,008,353,000	(701,030)
Morgan Stanley	06/21/23	CHF	4,004,000	USD	4,447,594	(59,567)
Morgan Stanley	06/21/23	USD	10,033,423	CAD	13,809,000	169,976
Morgan Stanley	06/21/23	USD	4,319,002	CHF	4,004,000	188,159
Morgan Stanley	06/21/23	USD	11,483,800	AUD	17,310,000	(3,463)
Morgan Stanley	06/21/23	USD	12,566,148	CNH	86,840,000	23,022
Morgan Stanley	06/21/23	USD	17,512,385	GBP	14,585,000	837,806

						$1,795,410

The open futures contracts held by the Fund at April 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE China A50	1,141	5/30/23	$14,781,565	$15,056,636	$275,071
Hang Seng China Enterprises Index	643	5/30/23	27,040,421	27,441,351	400,061
U.S. 5-Year Treasury Note	162	6/30/23	17,390,003	17,778,235	388,231
U.S. 10-Year Treasury Note	210	6/21/23	23,564,356	24,192,656	628,301

			$82,776,345	$84,468,878	$1,691,664

Short Contracts
Euro STOXX 50	(151)	6/16/23	$(7,191,562)	$(7,187,941)	$5,092
MSCI EAFE Index	(33)	6/16/23	(3,352,509)	(3,546,840)	(194,332)
MSCI Emerging Markets	(53)	6/16/23	(2,606,560)	(2,608,130)	(1,570)
NASDAQ 100 Index E-MINI	(27)	6/16/23	(6,719,824)	(7,192,935)	(473,111)
S&P 500 Index E-MINI	(200)	6/16/23	(39,018,364)	(41,885,000)	(2,866,636)
SGX Nifty 50	(30)	5/25/23	(1,075,072)	(1,087,740)	(12,668)
TOPIX Index	(89)	6/8/23	(13,116,200)	(13,443,576)	(242,178)
U.S. 2-Year Treasury Note	(17)	6/30/23	(3,505,027)	(3,504,789)	238

			$(76,585,118)	$(80,456,951)	$(3,785,165)

			$6,191,227	$4,011,927	$(2,093,501)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

The following is a summary of the level inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock

Australia	$—	$154,465	$—	$154,465

Austria	—	583,082	—	583,082

Brazil	1,102,394	—	—	1,102,394

Canada	1,242,881	—	—	1,242,881

China	599,289	1,057	—	600,346

Denmark	—	3,292,452	—	3,292,452

Finland	—	525,062	—	525,062

France	—	1,757,676	—	1,757,676

Germany	—	5,669,868	—	5,669,868

Greece	—	198,739	—	198,739

Hong Kong	—	1,078,636	—	1,078,636

Hungary	—	285,172	—	285,172

India	—	12,574,085	—	12,574,085

Indonesia	—	384,369	—	384,369

Ireland	—	286,800	—	286,800

Italy	—	3,823,906	—	3,823,906

Japan	—	16,363,764	—	16,363,764

Mexico	1,265,084	—	—	1,265,084

Netherlands	126,837	186,971	—	313,808

New Zealand	—	614,852	—	614,852

Portugal	—	1,198,073	—	1,198,073

Russia	—	—	—^	—^

South Africa	—	143,871	—	143,871

South Korea	—	3,543,235	—	3,543,235

Spain	—	2,603,167	—	2,603,167

Sweden	—	264,059	—	264,059

Switzerland	—	107,247	—	107,247

Taiwan	—	1,977,858	—	1,977,858

United Kingdom	—	2,052,635	—	2,052,635

United States	80,626,199	—	—	80,626,199

Total Common Stock	84,962,684	59,671,101	—	144,633,785

Corporate Obligations	—	52,760,891	—	52,760,891

U.S. Treasury Obligations	18,422,696	13,719,323	—	32,142,019

Exchange Traded Funds	3,017,199	—	—	3,017,199

Sovereign Debt	—	584,969	—	584,969

Total Investments in Securities	$106,402,579	$126,736,284	$—	$233,138,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*

Unrealized Appreciation	$1,696,994	$–	$–	$1,696,994

Unrealized Depreciation	(3,790,495)	–	–	(3,790,495)

Forward Foreign Currency Contracts*

Unrealized Appreciation	–	2,588,069	–	2,588,069

Unrealized Depreciation	–	(792,659)	–	(792,659)

Total Other Financial Instruments	$(2,093,501)	$1,795,410	$–	$(298,091)

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	This category includes securities with a value of $0.
*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $218,697,098)	$233,138,863

Foreign Currency, at Value (Cost $1,910,210)	1,965,688

Cash and Cash Equivalents	109,747,489

Receivable for Investment Securities Sold	41,307,819

Cash Pledged as Collateral for Futures Contracts	11,251,414

Unrealized Appreciation on Forward Foreign Currency Contracts	2,588,069

Dividend and Interest Receivable	1,264,013

Reclaim Receivable	227,852

Variation Margin Receivable	28,974

Receivable for Capital Shares Sold	10,051

Receivable due from Investment Adviser	278

Other Prepaid Expenses	28,208

Total Assets	401,558,718

Liabilities:

Payable for Capital Shares Redeemed	100,000,160

Unrealized Depreciation on Forward Foreign Currency Contracts	792,659

Payable due to Investment Adviser	187,277

Accrued Foreign Capital Gains Tax on Appreciated Securities	46,492

Payable due to Administrator	41,532

Shareholder Servicing Fees Payable	9,923

Variation Margin Payable	4,417

Chief Compliance Officer Fees Payable	2,598

Unrealized Depreciation on Foreign Spot Currency Contracts	692

Other Accrued Expenses and Other Payables	92,448

Total Liabilities	101,178,198

Net Assets	$300,380,520

NET ASSETS CONSIST OF:

Paid-in Capital	$334,918,845

Total Accumulated Losses	(34,538,325)

Net Assets	$300,380,520

Institutional Shares:

Net Assets	$295,268,721

Outstanding Shares of beneficial interest (unlimited authorization - no par value)	27,136,775

Net Asset Value, Offering and Redemption Price Per Share	$ 10.88

Investor Servicing Shares:

Net Assets	$5,111,799

Outstanding Shares of beneficial interest (unlimited authorization - no par value)	470,173

Net Asset Value, Offering and Redemption Price Per Share	$ 10.87

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2023 (Unaudited)
Investment Income:
Dividends	$1,385,823
Interest	6,734,163
Less: Foreign Taxes Withheld	(47,235)

Total Investment Income	8,072,751

Expenses:
Investment Advisory Fees	1,570,607
Administration Fees	251,180
Trustees’ Fees	10,579
Shareholder Servicing Fees, Investor Shares	3,995
Chief Compliance Officer Fees	3,807
Custodian Fees	40,496
Transfer Agent Fees	32,055
Legal Fees	23,171
Registration and Filing Fees	19,476
Printing Fees	17,604
Audit Fees	13,371
Pricing Fees	13,333
Other Expenses	23,670

Total Expenses	2,023,344

Less:
Waiver of Investment Advisory Fees	(450,253)

Net Expenses	1,573,091

Net Investment Income	6,499,660

Net Realized Gain (Loss) on:
Investments	(7,111,098)
Futures Contracts	2,037,585
Forward Foreign Currency Contracts	(902,977)
Foreign Currency Transactions	694,261

Net Realized Loss	(5,282,229)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2023 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation) on:

Investments	29,855,014

Futures Contracts	3,304,884

Foreign Capital Gains Tax on Appreciated Securities	(41,769)

Forward Foreign Currency Contracts	3,243,840

Foreign Currency Transactions and Translation of Other Assets and

Liabilities Denominated in Foreign Currencies	64,406

Net Change in Unrealized Appreciation (Depreciation)	36,426,375

Net Realized and Unrealized Gain on Investments, Futures Contracts,

Foreign Capital Gains Tax on Appreciated Securities, Forward

Foreign Currency Contracts and Foreign Currency Transactions and

Translation of Other Assets and Liabilities Denominated in Foreign Currencies	31,144,146

Net Increase in Net Assets Resulting from Operations	$37,643,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:

Net Investment Income	$6,499,660	$5,215,708

Net Realized Loss	(5,282,229)	(58,586,941)

Net Change in Unrealized Appreciation (Depreciation)	36,426,375	(54,303,730)

Net Increase (Decrease) in Net Assets Resulting

From Operations	37,643,806	(107,674,963)

Distributions:

Institutional Shares	(27,150)	(26,063,584)

Investor Servicing Shares	–	(333,355)

Total Distributions	(27,150)	(26,396,939)

Capital Share Transactions:(1)

Institutional Shares

Issued	1,457,385	288,940,688

Reinvestment of Distributions	26,296	25,867,199

Redeemed	(131,870,133)	(19,344,900)

Net Institutional Shares Transactions	(130,386,452)	295,462,987

Investor Servicing Shares

Issued	63,288	353,532

Reinvestment of Distributions	–	322,444

Redeemed	(409,543)	(597,397)

Net Investor Servicing Shares Transactions	(346,255)	78,579

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(130,732,707)	295,541,566

Total Increase (Decrease) in Net Assets	(93,116,051)	161,469,664

Net Assets:

Beginning of Period/Year	393,496,571	232,026,907

End of Period/Year	$300,380,520	$393,496,571

(1)	See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net Asset Value, Beginning of Period/ Year	$9.93	$13.56	$11.08	$10.87	$10.56	$11.59

Income (Loss) from Investment Operations:

Net Investment Income*	0.17	0.14	0.12	0.13	0.20	0.16

Net Realized and Unrealized Gain (Loss)	0.78	(3.07)	2.52	0.25	0.37	(0.54)

Total from Investment Operations	0.95	(2.93)	2.64	0.38	0.57	(0.38)

Dividends and Distributions:

Net Investment Income	–^	(0.04)	(0.16)	(0.17)	(0.03)	(0.21)
Net Realized Gains	–	(0.66)	–	–	(0.23)	(0.44)

Total Dividends and Distributions	–^	(0.70)	(0.16)	(0.17)	(0.26)	(0.65)

Net Asset Value, End of Period/Year	$10.88	$9.93	$13.56	$11.08	$10.87	$10.56

Total Return†	9.57%	(22.75)%	23.94%	3.46%	5.66%	(3.60)%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$295,269	$388,514	$225,285	$195,263	$207,452	$204,939

Ratio of Expenses to Average Net Assets	0.75%††	0.75%	0.75%	0.75%	0.75%	0.67%

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.96%††	0.99%	1.05%	1.13%	1.13%	1.13%

Ratio of Net Investment Income to Average Net Assets	3.11%††	1.26%	0.95%	1.24%	1.88%	1.46%

Portfolio Turnover Rate	36%‡	145%	130%	144%	119%	109%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.01 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net Asset Value, Beginning of Period/ Year	$9.93	$13.55	$11.07	$10.86	$10.55	$11.60

Income (Loss) from Investment Operations:

Net Investment Income*	0.16	0.12	0.12	0.12	0.18	0.16

Net Realized and Unrealized Gain (Loss)	0.78	(3.06)	2.51	0.25	0.38	(0.57)

Total from Investment Operations	0.94	(2.94)	2.63	0.37	0.56	(0.41)

Dividends and Distributions:

Net Investment Income	–	(0.02)	(0.15)	(0.16)	(0.02)	(0.20)
Net Realized Gains	–	(0.66)	–	–	(0.23)	(0.44)

Total Dividends and Distributions	–	(0.68)	(0.15)	(0.16)	(0.25)	(0.64)

Net Asset Value, End of Period/Year	$10.87	$9.93	$13.55	$11.07	$10.86	$10.55

Total Return†	9.47%	(22.83)%	23.85%	3.34%	5.58%	(3.81)%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$5,112	$4,983	$6,742	$17,529	$16,053	$3,119
Ratio of Expenses to Average Net Assets	0.90%††	0.90%	0.81%	0.87%	0.90%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.11%††	1.14%	1.11%	1.25%	1.28%	1.30%
Ratio of Net Investment Income to Average Net Assets	2.96%††	1.04%	0.94%	1.11%	1.69%	1.39%
Portfolio Turnover Rate	36%‡	145%	130%	144%	119%	109%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2023, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During six months ended April 30, 2023, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2023.

For the six months ended April 30, 2023, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$181,047,457
Average Quarterly Notional Contracts Sold	$(34,514,784)

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2023. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

For the six months ended April 30, 2023, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$131,235,618
Average Quarterly Notional Balance Short	$(85,386,277)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2023, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Equity contracts	Unrealized appreciation on futures contracts	$ 680,224	*	Unrealized depreciation on futures contracts	$ 3,790,495	*

Interest rate contracts	Unrealized appreciation on futures contracts	1,016,770	*	Unrealized depreciation on futures contracts	—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,588,069		Unrealized depreciation on forward foreign currency contracts	792,659

Total		$ 4,285,063			$ 4,583,154

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets

& Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2023, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ —	$(902,977)	$(902,977)

Equity contracts	18,840	—	18,840

Interest rate contracts	2,018,745	—	2,018,745

Total	$ 2,037,585	$(902,977)	$1,134,608

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ —	$3,243,840	$3,243,840

Equity contracts	(4,019,706)	—	(4,019,706)

Interest rate contracts	7,324,590	—	7,324,590

Total	$3,304,884	$3,243,840	$6,548,724

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2023:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡

	Forward Foreign Currency Contracts

Morgan Stanley	$ 2,588,069	$(792,659)	$1,795,410	$—	$1,795,410

Total	$ 2,588,069	$(792,659)	$1,795,410	$—	$1,795,410

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund paid $251,180 for these services. The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2023, the Investor Servicing Shares incurred $3,995 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

“excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2024 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024. As of April 30, 2023, the fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $777,377, $819,717 and $984,954 expiring in 2024, 2025 and 2026, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2023, were as follows:

Purchases

U.S. Government	$14,985,613

Other	76,880,208

Sales

U.S. Government	$42,166,560

Other	104,210,910

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

9. Share Transactions:

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Institutional Shares
Issued	133,036	22,168,219
Reinvestment of Distributions	2,485	2,041,425
Redeemed	(12,130,082)	(1,688,836)

Total Institutional Shares Transactions	(11,994,561)	22,520,808

Investor Servicing Shares
Issued	5,866	30,711
Reinvestment of Distributions	–	25,467
Redeemed	(37,659)	(51,618)

Total Investor Servicing Shares Transactions	(31,793)	4,560

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(12,026,354)	22,525,368

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in foreign currency, paydown adjustments, REIT adjustments, recharacterization of distributions, passive foreign investment companies, perpetual bond adjustments and India capital gains adjustments.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2022	$11,700,941	$14,695,998	$26,396,939
2021	2,991,141	—	2,991,141

As October 31, 2022 of the components of accumulated losses on a tax basis were as follows:

Capital Loss Carryforwards	$(50,805,961)
Unrealized Depreciation	(21,349,016)
Other Temporary Differences	(4)

Total Distributable Earnings	$(72,154,981)

As of October 31, 2022, The Fund has short-term capital losses carried forward of $50,805,961. The utilization of carryforward capital losses may be subject to an annual limitation.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to mark-to-market on PFIC securities, perpetual bonds and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 218,697,098	$ 22,603,387	$ (8,161,622)	$ 14,441,765

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/ or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023 (Unaudited)

are held on behalf of various individual shareholders was as follows:

	No. of	% Ownership
Institutional Shares	3	77%

Investor Servicing Shares	1	93%

13. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 to April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

●  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5%calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund - Institutional
Actual Portfolio Return	$1,000.00	$1,095.70	0.75%	$3.90
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
PineBridge Dynamic Asset Allocation Fund - Investor Servicing
Actual Portfolio Return	$1,000.00	$1,094.70	0.90%	4.67
Hypothetical 5% Return	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2023

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

●	during the period covered by the report, the Board approved a change to the membership of the committee serving as Program Administrator.

●	no material changes had been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

NOTES

NOTES

NOTES

PineBridge Investments
Park Avenue Tower 65 East 55th Street
New York, NY 10022 1-877-225-4164
Investment Adviser:
PineBridge Investments LLC
Park Avenue Tower 65 East 55th Street
New York, NY 10022

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP 1701 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm:
Ernst & Young LLP
One Commerce Square 2005 Market Street, Suite 700
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0800

(b)        Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023